Note 15 - Dividend Reinvestment Plan (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Issued During Period, Shares, Dividend Reinvestment Plan	179,199	161,514	125,960